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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Fund

The schedules are not audited.

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets

Asset Backed Commercial Paper: 25.4%
2,750,000		Barton Capital LLC, 0.090%,due 07/02/13	$2,749,993	1.1
5,500,000		Barton Capital LLC, 0.100%,due 07/01/13	5,500,000	2.2
11,250,000		Concord Minutement Capital Co., 0.200%,due 08/23/13	11,246,688	4.6
11,250,000		Crown Point Capital Co., 0.200%,due 08/23/13	11,246,688	4.6
400,000		Crown Point Capital Co., 0.240%,due 08/16/13	399,877	0.2
5,250,000		Jupiter Securitization Company LLC, 0.220%,due 10/04/13	5,246,952	2.1
400,000		Jupiter Securitization Company LLC, 0.240%,due 11/22/13	399,616	0.2
1,000,000		Jupiter Securitization Company LLC, 0.240%,due 12/11/13	998,913	0.4
4,000,000		Jupiter Securitization Company LLC, 0.240%,due 12/17/13	3,995,493	1.6
1,250,000		Old Line Funding LLC, 0.200%,due 10/21/13	1,249,222	0.5
7,750,000	#	Old Line Funding LLC, 0.214%,due 07/04/13	7,750,000	3.2
1,500,000		Old Line Funding LLC, 0.240%,due 12/20/13	1,498,280	0.6
1,472,000		Thunder Bay Funding LLC, 0.200%,due 10/10/13	1,471,174	0.6
1,053,000		Thunder Bay Funding LLC, 0.210%,due 07/01/13	1,053,000	0.4
5,250,000		Thunder Bay Funding LLC, 0.230%,due 12/06/13	5,244,701	2.1
2,500,000		Thunder Bay Funding LLC, 0.260%,due 09/23/13	2,498,483	1.0

		Total Asset Backed Commercial Paper (Cost $62,549,080)	62,549,080	25.4

Certificates of Deposit: 6.5%
2,750,000		Australia & New Zealand Banking Group, 0.180%,due 07/03/13	2,750,006	1.1
2,000,000		Royal Bank of Canada NY, 0.688%,due 07/02/13	2,001,946	0.8
4,500,000		Standard Chartered Bank NY, 0.310%,due 10/07/13	4,500,305	1.8
3,500,000		Svenska Handelsbanken NY, 0.255%,due 07/12/13	3,500,123	1.4
400,000		Svenska Handelsbanken NY, 0.270%,due 08/12/13	400,009	0.2
1,375,000		Toronto Dominion Bank NY, 0.305%,due 07/19/13	1,375,051	0.6
1,500,000		Westpac Banking Corp./NY, 0.353%,due 08/01/13	1,499,741	0.6

		Total Certificates of Deposit (Cost $16,027,181)	16,027,181	6.5

Financial Company Commercial Paper: 11.2%
4,750,000		ASB Finance Ltd. London, 0.100%,due 07/01/13	4,750,000	1.9
5,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%,due 07/18/13	5,000,000	2.0
250,000		Commonwealth Bank of Australia, 0.140%,due 07/08/13	249,993	0.1
3,750,000		Commonwealth Bank of Australia, 0.170%,due 08/14/13	3,749,221	1.5
5,000,000		Deutsche Bank Financial LLC, 0.391%,due 07/01/13	5,000,000	2.0
3,350,000		Rabobank USA Finance Corp., 0.261%,due 07/01/13	3,350,000	1.4
5,500,000		Toronto Dominion Holding USA, 0.080%,due 07/16/13	5,499,817	2.3

		Total Financial Company Commercial Paper (Cost $27,599,031)	27,599,031	11.2

Government Agency Debt: 10.2%
2,000,000	Z	Fannie Mae Discount Notes, 0.080%,due 08/22/13	1,999,769	0.8
5,000,000		Federal Home Loan Bank Discount Notes, 0.075%,due 08/09/13	4,999,594	2.0
14,000,000		Federal Home Loan Bank Discount Notes, 0.082%,due 08/21/13	13,998,356	5.7
400,000	Z	Federal Home Loan Bank Discount Notes, 0.150%,due 05/15/14	399,470	0.2
3,750,000		Freddie Mac Discount Notes, 0.080%,due 08/12/13	3,749,650	1.5
		Total Government Agency Debt (Cost $25,146,839)	25,146,839	10.2

Government Agency Repurchase Agreement: 11.5%
8,475,000		Deutsche Bank Repurchase Agreement dated 06/28/2013, 0.180%, due 07/01/2013, $8,475,127 to be received upon repurchase (Collateralized by $8,676,000, FNSM, 0.550%, Market Value plus accrued interest $8,644,974 due 02/26/2016).	8,475,000	3.4

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
20,000,000		Morgan Stanley Repurchase Agreement dated 06/28/2013, 0.120%, due 07/01/2013, $20,000,200 to be received upon repurchase (Collateralized by $20,495,678, FMNT/FMPR/ZCCD, 0.000-5.500%, Market Value plus accrued interest $20,400,584 due 01/30/2014-03/15/2031	$20,000,000	8.1

		Total Government Agency Repurchase Agreement (Cost $28,475,000)	28,475,000	11.5

Other Instrument: 3.2%
8,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.144%,due 07/01/13	8,000,000	3.2

		Total Other Instrument (Cost $8,000,000)	8,000,000	3.2

Other Note: 27.6%
2,000,000	#	American Honda Finance, 0.331%,due 09/05/13	2,000,000	0.8
250,000	#	American Honda Finance, 0.353%,due 08/02/13	250,020	0.1
605,000	#	American Honda Finance, 1.625%,due 09/20/13	606,784	0.3
1,000,000	#	ANZ New Zealand Int’l Ltd., 6.200%,due 07/19/13	1,002,922	0.4
250,000	#	Australia & New Zealand Banking Group Ltd., 2.125%,due 01/10/14	252,301	0.1
1,000,000		Caterpillar Financial Services Corp., 4.500%,due 07/15/13	1,001,620	0.4
500,000	#	Commonwealth Bank of Australia, 2.125%,due 03/17/14	506,156	0.2
250,000		Commonwealth Bank of Australia, 3.000%,due 09/20/13	251,474	0.1
600,000		General Electric Capital Corp., 0.100%,due 07/15/13	599,977	0.3
700,000		General Electric Capital Corp., 0.280%,due 09/20/13	699,931	0.3
200,000		General Electric Capital Corp., 3.125%,due 03/12/14	203,560	0.1
1,524,000	#	HSBC Bank PLC, 1.625%,due 08/12/13	1,526,137	0.6
800,000		JPMorgan Chase & Co., 1.023%,due 09/15/13	804,231	0.3
745,000		JPMorgan Chase & Co., 4.650%,due 06/01/14	772,569	0.3
1,000,000		JPMorgan Chase Bank NA, 0.331%,due 07/22/13	998,739	0.4
3,750,000		JPMorgan Chase Bank NA, 0.356%,due 07/22/13	3,750,000	1.5
465,385	#	Motor PLC, 0.683%,due 09/25/13	465,385	0.2
2,550,000		PepsiCo, Inc., 0.875%,due 10/25/13	2,554,512	1.0
750,000		PepsiCo, Inc., 3.750%,due 03/01/14	766,790	0.3
300,000		Rabobank Nederland, 2.500%,due 12/12/13	302,793	0.1
2,720,000	#	Rabobank Nederland, 4.200%,due 05/13/14	2,808,625	1.2
5,500,000		Svenska Handelsbanken AB, 0.386%,due 07/04/13	5,500,000	2.2
2,000,000		Toronto Dominion Bank, 0.494%,due 07/26/13	2,000,263	0.8
4,500,000		Toyota Motor Credit Corp., 0.264%,due 09/11/13	4,500,000	1.8
1,750,000		Toyota Motor Credit Corp., 0.395%,due 07/25/13	1,750,000	0.7
3,250,000		Toyota Motor Credit Corp., 0.551%,due 07/19/13	3,250,408	1.3
500,000		Toyota Motor Credit Corp., 0.678%,due 07/17/13	501,113	0.2
320,000		Toyota Motor Credit Corp., 1.375%,due 08/12/13	320,409	0.1
9,900,000		UBS AG Stamford CT, 2.250%,due 08/12/13	9,922,029	4.0
2,800,000		US Bancorp, 1.125%,due 10/30/13	2,806,202	1.2
379,000		US Bancorp, 1.375%,due 09/13/13	379,584	0.2
8,000,000		Wells Fargo Bank NA, 0.380%,due 09/22/13	8,000,000	3.3
3,500,000		Westpac Banking Corp, 0.533%,due 07/26/13	3,500,051	1.4
3,500,000		Westpac Banking Corp, 0.533%,due 07/29/13	3,500,000	1.4

		Total Other Note (Cost $68,054,585)	68,054,585	27.6

Treasury Debt: 2.3%
5,750,000		United States Treasury Bill, 0.051%,due 09/26/13	5,749,286	2.3

		Total Treasury Debt (Cost $5,749,286)	5,749,286	2.3

		Total Investments in Securities (Cost $241,601,002)	$241,601,002	97.9
		Assets in Excess of Other Liabilities	5,174,616	2.1
		Net Assets	$246,775,618	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

ING MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2013 (UNAUDITED) (CONTINUED)

#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2013
Asset Table
Investments, at fair value
Certificates of Deposit	$—	$16,027,181	$—	$16,027,181
Government Agency Debt	—	25,146,839	—	25,146,839
Government Agency Repurchase Agreement	—	28,475,000	—	28,475,000
Treasury Debt	—	5,749,286	—	5,749,286
Financial Company Commercial Paper	—	27,599,031	—	27,599,031
Other Note	—	68,054,585	—	68,054,585
Other Instrument	8,000,000	—	—	8,000,000
Asset Backed Commercial Paper	—	62,549,080	—	62,549,080
Total Investments, at fair value	$8,000,000	$233,601,002	$—	$241,601,002

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 22, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 22, 2013